Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Summary of lease cost

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	41,126	40,670	34,376
Short-term lease expense	12,730	13,884	12,815
Total lease expense	53,856	54,554	47,191
Weighted-average remaining lease term (in years) – operating leases			1.1
Weighted-average discount rate – operating leases			4.0%

Summary of future minimum lease payments

As of December 31, 2025, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities were as follows:

For the years ending December 31,	Future minimum payments
RMB
2026	19,327
2027	1,779
Total undiscounted cash flows	21,106
Less: imputed interest	(358)
Total	20,748

Summary of Operating Lease Payments

	For the years end December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for operating leases	34,090	32,429	26,001
Lease liabilities arising from obtaining right-of-use assets	74,876	2,120	9,305